SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency translation

(a)    Foreign currency translation

The presentation currency of the consolidated financial statements is the United States dollar.  Where functional currency is different than presentation currency, all revenues, expenses and cash flows for each year are translated into the presentation currency using average rates for the year, or the rates in effect at the date of the transaction for significant transactions.  Assets and liabilities are translated using the exchange rate at the end of the year and stockholders’ equity was translated at historical rates.  The resulting translation adjustment was recorded as accumulated foreign currency translation adjustment in accumulated other comprehensive income.

Foreign currency denominated non-monetary assets and liabilities are translated at the historical rates of exchange in effect on the date the asset was acquired or liability incurred.  Foreign currency denominated revenues and expenses are translated at the rate of exchange on the date on which such transactions occur.  Foreign currency gains or losses arising on the settlement of foreign-currency denominated monetary assets and liabilities are recognized in profit or loss in the year in which they arise.

Financial assets and financial liabilities are recognized on the Company’s consolidated statement of financial position when the Company becomes party to the contractual provisions of the instrument.  Financial assets are de-recognized when the contractual rights to the cash flows from the financial asset expire or when the contractual rights to those assets are transferred.  Financial liabilities are de-recognized when the obligation specified in the contract is discharged, cancelled or expired.

Financial assets

The Company classifies its cash and cash equivalents, cash held in escrow, restricted cash, and accounts receivable at amortized cost. Such assets are recognized initially at fair value plus any directly attributable transaction costs.  Subsequent to initial recognition loans and receivables are measured at amortized cost using the effective interest method.

Financial Instruments

(b)     Financial Instruments

Financial liabilities

The Company classifies its accounts payable and accrued liabilities as other financial liabilities.  These financial liabilities are recognized initially at fair value less any directly attributable transaction costs.  Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

The Company classifies its convertible note as a financial liability at fair value through profit and loss.  The entire instrument is recognized initially at fair value with any subsequent changes in fair value recognized as an unrealized gain or loss in the statement of loss and comprehensive loss.   All related transaction costs are expensed as incurred.

Derivative instruments, including derivative instruments embedded in other contracts and instruments designated for hedging activities, are recognized as either asset or liabilities in the statement of financial position and measured at fair value.  The Company has not used derivative instruments to hedge exposures to cash flow or foreign currency risks.  Any change in the fair value of a derivative or an embedded derivative not designated as a hedging instrument is recognized as an unrealized gain or loss in the statement of loss and comprehensive loss.

Cash and cash equivalents	(c) Cash and cash equivalents Cash and cash equivalents include cash on hand and short-term, highly liquid investments that are readily convertible to known amounts of cash within 90 days of purchase.
Cash held in escrow

(d)     Cash held in escrow

Cash held in escrow represents cash placed in a joint escrow account that cannot be accessed by the Company without prior authorization from parties not related to the Company.  Restricted cash is disclosed separately as part of other current assets.  In the past, such cash was used to settle awards against the Company in its litigation with Edwards Lifesciences CardiAQ LLC (“CardiAQ”), formerly known as CardiAQ Valve Technologies Inc. (see Note 23).

Restricted cash

(e)     Restricted cash

Restricted cash represents secured cash that cannot be accessed by the Company without prior authorization from parties not related to the Company. Restricted cash is disclosed separately as part of other non-current assets.

Inventory

(f)     Inventory

Inventory is valued at the lower of cost and net realizable value for finished goods, work in progress and raw materials. Cost is determined on a first-in, first-out basis. Cost of finished goods and work in progress includes direct material and labor costs and an allocation of manufacturing overhead and applicable shipping and handling costs. In determining net realizable value, the Company considers factors such as obsolescence, future demand for inventory and contractual arrangements with customers.

Property, plant and equipment

(g)     Property, plant and equipment

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

As no finite useful life for land can be determined, related carrying amounts are not depreciated.

Depreciation of property, plant and equipment is recognized in profit or loss over the estimated useful lives using the following rates and methods:

Building	4% declining balance
Leasehold improvements	amortized over the life of the lease
Production & development equipment	30% declining balance
Computer hardware	30% declining balance
Computer software	100% declining balance
Office equipment	20% declining balance

Gains or losses arising on the disposal of property, plant and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognized in profit or loss.

Impairment of assets

(h)     Impairment of assets

Financial instruments (including accounts receivable)

The Company reviews its accounts receivable at least at each reporting date to determine whether there is objective evidence that it is impaired.

The Company considers evidence of impairment for accounts receivable when the amounts are past due or when other objective information is received that a specific counterparty may default. Accounts receivable that are not considered to be individually impaired are reviewed for impairment in groups, using historical trends of the probability of default, timing of recoveries and the amount of loss incurred, adjusted for management’s judgment as to whether current economic and credit conditions are such that the actual losses are likely to be greater or less than suggested by historical trends.

An impairment loss is calculated as the difference between an asset’s carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account against receivables. When subsequent events cause the amount of impairment loss to decrease, the decrease in impairment loss is reversed through profit or loss.

Non-financial assets

The carrying amounts of the Company’s non-financial assets, other than inventories are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs of disposal. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, if it is not possible to estimate the recoverable amount of an individual asset, the asset is included in the cash-generating unit to which it belongs and the recoverable amount of the cash-generating unit is estimated. As a result, some assets are tested individually for impairment and some are tested at the cash-generating unit level. A cash-generating unit is the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets.

An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. Impairment losses recognized in respect of cash-generating units are allocated first to reduce the carrying amount of any goodwill allocated to the units and then to reduce the carrying amounts of the other assets in the unit on a pro-rata basis.

Contingent Liabilities and Provisions

(i)     Contingent Liabilities and Provisions

Provisions for product warranties, legal disputes, onerous contracts or other claims are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic resources will be required from the Company and amounts can be estimated reliably. No liability is recognized if an outflow of economic resources as a result of present obligations is not probable. Such situations are disclosed as contingent liabilities unless the outflow of resources is remote.

Employee benefits

(j)     Employee benefits

The Company provides short-term employee benefits and post-employment benefits to current employees. The short-term employee benefits include wages, salaries, social security contributions, paid annual leave, paid sick leave and medical care. Short-term employee benefits obligations are measured on an undiscounted basis and are expensed as the related service is provided.

The Company provides post-employment benefits through defined contribution plans, including contributions to the Canadian Pension Plan and individual Registered Retirement Savings Plans of qualified employees. Contributions to defined contribution pension plans are recognized as an employee benefit expense in the years during which services are rendered by employees.

Revenue recognition

(k)     Revenue recognition

In December 2017, the Company closed its contract manufacturing and consulting services business and is now focused on the commercialization of its own product, the Reducer. Revenues from the Reducer are recognized at a point in time as follows:

Effective January 1, 2018, upon adoption of IFRS 15 Revenue from Contracts with Customers, the Company recognizes revenue for goods provided when the performance obligations have been completed, when control of the goods transfer to the customer, when the goods have been accepted by the customer and when collectability is reasonably assured.

The consideration for goods provided is measured at the fair value of the consideration received.  The standalone selling prices are determined based on the agreed upon list prices at which the Company sells its services in separate transactions.  Payment terms with customers vary by country and contract.  Standard payment terms  are 60 days from invoice date. The transaction price is documented on the contract or purchase order and agreed to by the customer.

The adoption of this new standard has had no significant impact on the Company’s consolidated financial statements.

Revenue recognition policy applicable before January 1, 2018

The Company earned revenue from four sources: the Reducer, product sales, contract manufacturing and consulting services.  Revenues from these four sources were recognized as follows:

Revenue from the sale of goods was recognized when the Company transferred to the buyer the significant risks and rewards of ownership of the goods, the Company retained neither continuing managerial involvement nor effective control over the goods sold, the amount of revenue was measured reliably, it was probable that the economic benefits associated with the transaction will flow to the Company and the costs incurred or to be incurred in respect of the transaction was measured reliably.  For consulting services, revenue was recognized when the amount of revenue can be measured reliably, it was probable that the economic benefits associated with the transaction will flow to the Company and the stage of completion and the costs incurred or to be incurred in respect of the transaction was measured reliably.

Reducer, Product sales and Contract manufacturing

For the Reducer, product sales and contract manufacturing, these criteria were met upon time of shipment at shipping point.

Consulting services

For consulting services, these criteria were met as the services were delivered under the terms of the related consulting services contract.

Research and development

(l)     Research and development

The Company is engaged in research and development. Research costs are expensed as incurred. Development costs are expensed in the year incurred, unless they meet the criteria for capitalization. The criteria include that development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditure is recognized in profit or loss as incurred. Management reviews the applicable criteria on a regular basis and if the criteria are no longer met, any remaining unamortized balance is written off as a charge to profit or loss. Research and development costs are reduced by any scientific research and experimental development tax credits to which the Company is entitled.

Interest income and interest expense

(m)     Interest income and interest expense

Interest income comprises interest income from high interest savings accounts and guaranteed investment certificates. Interest income is recognized in profit or loss, using the effective interest method.

Operating lease

(n)     Operating lease

Leases where the Company does not assume substantially all the risks and rewards of ownership are classified as operating leases. Payments on operating leases are recognized as an expense on a straight-line basis over the lease term. Associated costs, such as maintenance and insurance, are expensed as incurred.

Income taxes

(o)     Income taxes

Tax expense represents current tax and deferred tax. Tax is recognized in profit or loss except to the extent it relates to items recognized in other comprehensive income or directly in equity. Current tax is based on the taxable profits for the year, and is calculated using tax rates that have been enacted or substantively enacted by the reporting date.

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their respective carrying amounts in the consolidated financial statements. However, deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither the accounting profit nor taxable profit. Deferred tax assets are recognized to the extent that it is probable that the future taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized. Deferred tax assets and liabilities are offset when the Company has a right and intention to offset tax assets and liabilities from the same taxation authority.

Deferred tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the reporting date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability settled.

Equity

(p)     Equity

Share capital represents the value of shares that have been issued. Any transaction costs associated with the issuing of shares are deducted from share capital.

From time to time the Company may issue units consisting of common shares and common share purchase warrants. The Company estimates the fair value of the common shares based on their market price on the date of the issuance of the units. The residual difference, if any, between the unit price and the fair value of each common share represents the fair value attributable to each warrant. Any transaction costs associated with the issuance of units would be apportioned between the common shares and warrants based on their relative fair values.

Professional, consulting, regulatory fees and other costs that are directly attributable to financing transactions are deferred until such time as the transactions are completed. Share issue costs are charged to share capital when the related shares are issued. Costs relating to financing transactions that are abandoned are charged to profit and loss.

Contributed surplus includes the fair value of vested stock options (see Note 3(q)).

Deficit includes all current and prior year losses.

Share-based payments

(q)     Share-based payments

The Company has an equity-settled share-based stock option plan. The Company grants stock options to buy common shares of the Company to directors, officers, employees and consultants (see Note 20(c)).

The fair value of the stock options awarded to employees, directors, officers and service providers is measured at grant date, using the Black-Scholes Option Pricing Model with assumptions for risk-free interest rates, dividend yields, volatility factors of the expected market price of the Company’s common shares, based on historic market price volatility, and an expected life of the options. The fair value of the options is recognized as an employee expense, with a corresponding increase in equity, over the year that the employees unconditionally become entitled to the options. The amount recognized as expense is adjusted to reflect the number of stock options expected to vest.

For stock options with non-vesting conditions, the grant date fair value of the options is recognized to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Loss per share

(r)     Loss per share

Loss per share is computed using the weighted average number of common shares outstanding during the year. Diluted loss per share is computed using the treasury stock method and weighted average number of common shares outstanding during the year for the effects of all potentially dilutive shares.

Operating segment

(s)     Operating segment

The Company operates its business in one segment. The Company reports information about revenues from customers for the Reducer, from geographical areas, and from major customers.

Adoption of new standard

(t)     Adoption of new standard

Accounting standard issued and effective January 1, 2018

IFRS 9 – Financial Instruments

The Company adopted IFRS 9 on January 1, 2018 in accordance with the transitional provisions of the standard.  IFRS 9 addresses the classification, measurement and recognition of financial assets and liabilities and supersedes the guidance relating to the classification and measurement of financial instruments in IAS 39, Financial Instruments: Recognition and Measurement (IAS 39).

IFRS 9 requires financial assets to be classified into three measurement categories on initial recognition: those measured at fair value through profit and loss, those measured at fair value through other comprehensive income and those measured at amortized cost.  Measurement and classification of financial assets is dependent on the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial asset.  For financial liabilities, the standard retains most of the IAS 39 requirements.

The main change is that, in cases where the fair value option is taken for financial liabilities, the part of a fair value change relating to an entity’s own credit risk is recorded in other comprehensive income rather than the income statement, unless this creates an accounting mismatch.

The Company has assessed the classification and measurement of financial assets and financial liabilities under IFRS 9 and has summarized the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 in the following table:

Measurement Category
	Original (IAS 39)	New (IFRS 9)
Financial assets:
Cash and cash equivalents, cash held in escrow	Loans and receivables	Amortized cost
Trade receivables	Loans and receivables	Amortized cost
Financial liabilities:
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Derivative liability from financing	Fair value through profit or loss	Fair value through profit or loss
Convertible Note	Fair value through profit or loss	Fair value through profit or loss or OCI (for own credit risk)

As a result of the change in measurement categories for the convertible note, an adjustment of $1,009,592 for the year ended on December 31, 2018 has been made to opening retained earnings and accumulated other comprehensive income to reclassify the change in fair value associated with the Company’s own credit risk.  There has been no other change in the carrying value of our financial instruments or to previously reported figures as a result of changes to the measurement categories in the table noted above.

IFRS 9 introduces a new three-stage expected credit loss model for calculating impairment for financial assets.  IFRS 9 no longer requires a triggering event to have occurred before credit losses are recognized.  An entity is required to recognize expected credit losses when financial instruments are initially recognized and to update the amount of expected credit losses recognized at each reporting date to reflect changes in the credit risk of the financial instruments.  There is a simplified approach where expected credit losses can be estimated and recognized upon initial recognition of the receivables.  In addition, IFRS 9 requires additional disclosure requirements about expected credit losses and credit risk.

The Company has reviewed expected credit losses on trade receivables on transition to IFRS 9.  The Company also implemented a process for managing and estimating provisions relating to trade receivables going forward under IFRS 9.  For trade accounts receivables, the Company has applied the simplified approach for determining expected credit losses which requires us to determine the lifetime expected losses for all trade receivables.

The expected lifetime credit loss provision for trade receivables is based on historical counterparty default rates and adjusted for relevant forward-looking information, when required.  As the majority of customers are considered to have low default risk and the Company does not extend credit to customers with high default risk, historical default rates are low and the lifetime expected credit loss allowance for trade receivables is nominal as at January 1, 2018 and December 31, 2018.  Accordingly, the Company did not record an adjustment relating to the implementation of the expected credit loss model for trade receivables.

IFRS 15 – Revenue from contracts with customers

The Company adopted IFRS 15 on January 1, 2018 in accordance with the transitional provisions of the standard. The IASB issued IFRS 15 Revenue from Contracts with Customers, a new standard for the recognition of revenue, which replaces IAS 18 Revenue, IAS 11 Construction Contracts, and related interpretations.  IFRS 15 is effective for annual periods beginning on or after January 1, 2018.  The new standard is based on the principle that revenue is recognized when control of a good or service transfers to a customer.

The standard is required to be adopted either retrospectively or using a modified retrospective approach.  In accordance with the transition provisions in IFRS 15, the Company has adopted the new standard using the modified retrospective method; the cumulative effect of initially applying the standard is recognized as an adjustment to the opening balance of retained earnings as of January 1, 2018.  Comparative prior year periods are not restated.  The adoption of IFRS 15 did not result in any changes in the timing of revenue recognition for the Company’s goods and services and therefore no adjustment to opening retained earnings was necessary.

Accounting standard issued and effective January 1, 2019

IFRS 16 - Leases

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract.  All leases result in the lessee obtaining the right to use an asset at the start of the lease and, if lease payments are made over time, also obtaining financing.  Accordingly, from the perspective of the lessee, IFRS 16 eliminates the classification of leases as either operating leases or finance leases as is required by IAS 17 Leases and, instead, introduces a single lessee accounting model.  From the perspective of the lessor, IFRS 16 substantially carries forward the accounting requirements in IAS 17.  Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and accounts for those two types of leases differently.  The new standard is required to be applied for annual reporting years beginning on or after January 1, 2019.  Early application of this standard is permitted.

While the Company continues to assess all potential impacts and transition provisions of this standard, the Company believes that the most significant impact will be related to the accounting for operating leases associated with office space. At this time, a quantitative estimate of the effect of the new standard has not been determined, but the Company anticipates a material impact to its statements of financial position due to the recognition of the present value of unavoidable future lease payments as lease assets and lease liabilities. The measurement of the total lease expense over the term of the lease is unaffected by the new standard; however, the required presentation on the consolidated statements of earnings (loss) will result in lease expenses being presented as depreciation of lease assets and finance costs rather than being fully recognized as general and administrative costs.

IFRIC 23 – Uncertainty over Income Tax Treatments

In June 2017, the IASB issued IFRIC 23, Uncertainty over Income Tax Treatments. This interpretation specifies that if an entity concludes it is probable that the taxation authority will accept an uncertain tax treatment, it shall determine the tax result consistently with the tax treatment used or planned to be used in its income tax filing. If it is not probable, the entity shall reflect the effect of uncertainty for each uncertain tax treatment by using either of the following methods, depending on which one the entity expects to better predict the resolution of the uncertainty:

•	Most likely amount: single most likely amount in a range of possible outcomes;
•	Expected value: sum of the probability-weighted amounts in a range of possible outcomes.

An entity shall apply IFRIC 23 for annual reporting periods beginning on or after January 1, 2019 with earlier application permitted. The Company will not early adopt IFRIC 23 and does not expect a significant impact.